UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08390
Cash Management Portfolio
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Cash Management Portfolio	as of September 30, 2004
PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 48.1%

Principal Amount (000’s omitted)	Security	Value

Automotive — 5.0%
$3,600	American Honda Finance, 1.55%, 10/5/04	$3,599,380
3,000	Toyota Motor Credit Co., 1.56%, 10/14/04	2,998,310
2,300	Toyota Motor Credit Co., 1.77%, 11/2/04	2,296,381
		$8,894,071

Banking and Finance — 23.1%
3,500	American General Finance Corp., 1.76%, 10/28/04	3,495,380
3,600	Barton Capital Corp., 1.57%, 10/12/04 (1)	3,598,273
1,500	CAFCO, LLC, 1.52%, 10/5/04 (1)	1,499,747
2,000	CAFCO, LLC, 1.55%, 10/7/04 (1)	1,999,483
2,300	CIESCO, LLC, 1.57%, 10/8/04 (1)	2,299,298
2,050	CIESCO, LLC, 1.60%, 10/25/04 (1)	2,047,813
3,500	CRC Funding, LLC, 1.58%, 10/20/04 (1)	3,497,081
3,500	CXC, LLC, 1.72%, 11/16/04 (1)	3,492,308
3,841	Household Finance Corp., 1.78%, 11/12/04	3,833,024
5,000	Kittyhawk Funding, 1.59%, 10/12/04 (1)	4,997,571
3,500	Old Line Funding Corp., 1.58%, 10/4/04 (1)	3,499,539
3,500	Ranger Funding Co., LLC, 1.78%, 11/1/04 (1)	3,494,635
1,500	Yorktown Capital, LLC, 1.60%, 10/8/04 (1)	1,499,533
2,000	Yorktown Capital, LLC, 1.76%, 10/18/04 (1)	1,998,338
		$41,252,023

Chemicals — 1.4%
2,469	E.I. du-Pont de Nemours & Co., 1.74%, 11/17/04	2,463,391
		$2,463,391

Construction Materials — 1.9%
3,500	Caterpillar Financial Corp., 1.75%, 10/22/04	3,496,427
		$3,496,427

1

Credit Unions — 2.8%
$5,000	Mid-States Corp. Federal Credit Union, 1.78%, 10/25/04	$4,994,067
		$4,994,067

Electric Utilities — 0.6%
1,052	National Rural Utilities Coop. Finance Co., 1.76%, 10/19/04	1,051,074
		$1,051,074

Electrical and Electronic Equipment — 3.9%
1,000	General Electric Capital Corp., 1.60%, 10/19/04	999,200
6,000	General Electric Capital Corp., 1.78%, 11/23/04	5,984,277
		$6,983,477

Food and Beverages — 2.0%
3,500	Nestle Capital, 1.74%, 10/6/04 (1)	3,499,154
		$3,499,154

Insurance — 5.4%
3,600	AIG Funding, Inc., 1.75%, 11/9/04	3,593,175
3,225	Marsh and McLennan Cos., Inc., 1.60%, 10/25/04 (1)	3,221,560
2,892	Prudential Funding, LLC, 1.62%, 10/18/04	2,889,788
		$9,704,523

Oil — 2.0%
3,500	Cortez Capital Corp., 1.68%, 10/13/04 (1)	3,498,041
		$3,498,041

Total Commercial Paper (identified cost $85,836,248)		$85,836,248

2

U.S. Government Agency Obligations — 50.3%

Principal Amount (000’s omitted)	Security	Value
$3,200	FHLB Discount Notes, 1.60%, 10/27/04	$3,196,302
2,709	FHLMC Discount Notes, 1.53%, 10/1/04	2,709,000
3,420	FHLMC Discount Notes, 1.45%, 10/5/04	3,419,449
5,138	FHLMC Discount Notes, 1.49%, 10/5/04	5,137,150
5,000	FHLMC Discount Notes, 1.51%, 10/12/04	4,997,693
4,000	FHLMC Discount Notes, 1.59%, 10/19/04	3,996,820
6,000	FHLMC Discount Notes, 1.67%, 10/26/04	5,993,042
1,235	FHLMC Discount Notes, 1.64%, 11/4/04	1,233,087
5,318	FNMA Discount Notes, 1.54%, 10/1/04	5,318,000
5,000	FNMA Discount Notes, 1.48%, 10/6/04	4,998,972
2,725	FNMA Discount Notes, 1.53%, 10/8/04	2,724,189
7,000	FNMA Discount Notes, 1.515%, 10/13/04	6,996,465
4,000	FNMA Discount Notes, 1.60%, 10/15/04	3,997,511
3,906	FNMA Discount Notes, 1.65%, 10/18/04	3,902,957
5,000	FNMA Discount Notes, 1.70%, 10/20/04	4,995,514
3,740	FNMA Discount Notes, 1.61%, 10/22/04	3,736,487
4,276	FNMA Discount Notes, 1.71%, 11/1/04	4,269,704
3,651	FNMA Discount Notes, 1.75%, 11/3/04	3,645,143
3,713	FNMA Discount Notes, 1.70%, 11/8/04	3,706,337
2,448	FNMA Discount Notes, 1.75%, 11/8/04	2,443,478
3,005	FNMA Discount Notes, 1.73%, 11/10/04	2,999,224
5,371	FNMA Discount Notes, 1.79%, 11/15/04	5,358,982

Total U.S. Government Agency Obligations (identified cost, $89,775,506)		$89,775,506

Short-Term Investments — 1.6%

Security	Principal Amount (000’s omitted)	Value
Investors Bank & Trust Company Time Deposit, 1.90%, 10/1/04	$2,867	$2,867,000

Total Short-Term Investments (at amortized cost, $2,867,000)		$2,867,000

Total Investments — 100.0% (identified cost $178,478,754)		$178,478,754	(2)

Other Assets, Less Liabilities — (0.0)%		$(23,335)
Net Assets— 100.0%		$178,455,419

FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation (Freddie Mac)
FNMA	-	Federal National Mortgage Association (Fannie Mae)

3

Securities issued by Fannie Mae, Freddie Mac or Federal Home Loan Bank are not issued or guaranteed by the U.S. Government.

(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)	Cost for federal income taxes is the same.

4

The Portfolio did not have any open financial instruments at September 30, 2004.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/ Elizabeth Kenyon
Elizabeth Kenyon
President and Principal Executive Officer

Date:	November 17, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth Kenyon
Elizabeth Kenyon
President and Principal Executive Officer

Date:	November 17, 2004

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	November 17, 2004